TAX-FREE
                              BOND FUNDS

                              CALIFORNIA TAX-FREE INCOME FUND
                              MUNICIPAL HIGH INCOME FUND
                              NEW YORK TAX-FREE INCOME FUND

                              ===================================
                              FEBRUARY 28, 2001





                              ANNUAL REPORT



================================================================================

www.ubspainewebber.com                               [LOGO] USB|PaineWebber

================================================================================

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE RESULTS (UNAUDITED)

                                           NET ASSET VALUE                                TOTAL RETURN1
                             ----------------------------------------------   ---------------------------------------
                                                                                    12 MONTHS            6 MONTHS
                                 02/28/01        08/31/00         02/29/00        ENDED 02/28/01       ENDED 02/28/01
---------------------------------------------------------------------------------------------------------------------
Class A Shares                    $11.01          $10.80           $10.17              13.66%               4.36%
---------------------------------------------------------------------------------------------------------------------
Class B Shares                     11.02           10.80            10.18              12.79                4.07
---------------------------------------------------------------------------------------------------------------------
Class C Shares                     11.01           10.79            10.17              13.09                4.20
---------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                              -----------------------------     CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING         DISTRIBUTED        DIVIDENDS PAID     TOTAL RETURN(1)
----------------------------------------------------------------------------------------------------------------------
09/16/85-12/31/85                 $ 9.57          $10.09               --              $0.1827              7.41%
----------------------------------------------------------------------------------------------------------------------
1986                               10.09           11.18               --               0.7883             19.18
----------------------------------------------------------------------------------------------------------------------
1987                               11.18           10.49               --               0.7564              0.65
----------------------------------------------------------------------------------------------------------------------
1988                               10.49           10.74               --               0.7908             10.20
----------------------------------------------------------------------------------------------------------------------
1989                               10.74           10.95               --               0.7384              9.11
----------------------------------------------------------------------------------------------------------------------
1990                               10.95           10.88            $0.0340             0.7362              6.68
----------------------------------------------------------------------------------------------------------------------
1991                               10.88           11.29             0.0268             0.7064             10.84
----------------------------------------------------------------------------------------------------------------------
1992                               11.29           11.29             0.1701             0.6504              7.49
----------------------------------------------------------------------------------------------------------------------
1993                               11.29           11.70             0.3052             0.6077             11.96
----------------------------------------------------------------------------------------------------------------------
1994                               11.70           10.09             0.0969             0.5844             (8.07)
----------------------------------------------------------------------------------------------------------------------
1995                               10.09           11.18               --               0.5713             16.80
----------------------------------------------------------------------------------------------------------------------
1996                               11.18           10.94               --               0.5271              2.74
----------------------------------------------------------------------------------------------------------------------
1997                               10.94           11.37               --               0.5056              8.80
----------------------------------------------------------------------------------------------------------------------
1998                               11.37           11.20             0.3170             0.5189              6.00
----------------------------------------------------------------------------------------------------------------------
1999                               11.20           10.16             0.0585             0.5133             (4.32)
----------------------------------------------------------------------------------------------------------------------
2000                               10.16           11.01               --               0.5136             13.79
----------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                  11.01           11.01               --               0.0855              0.78
----------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $1.0085            $9.7770
----------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 02/28/01:  207.69%
----------------------------------------------------------------------------------------------------------------------


PERFORMANCE SUMMARY CLASS B SHARES

                                     NET ASSET VALUE
                              ----------------------------       CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED       DIVIDENDS PAID      TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $10.95          $11.29            $0.0268            $0.3043              6.20%
-----------------------------------------------------------------------------------------------------------------------
1992                               11.29           11.29             0.1701             0.5631              6.67
-----------------------------------------------------------------------------------------------------------------------
1993                               11.29           11.70             0.3052             0.5188             11.11
-----------------------------------------------------------------------------------------------------------------------
1994                               11.70           10.10             0.0969             0.5029             (8.69)
-----------------------------------------------------------------------------------------------------------------------
1995                               10.10           11.19               --               0.4899             15.91
-----------------------------------------------------------------------------------------------------------------------
1996                               11.19           10.95               --               0.4449              1.96
-----------------------------------------------------------------------------------------------------------------------
1997                               10.95           11.38               --               0.4213              7.96
-----------------------------------------------------------------------------------------------------------------------
1998                               11.38           11.21             0.3170             0.4326              5.20
-----------------------------------------------------------------------------------------------------------------------
1999                               11.21           10.17             0.0585             0.4312             (5.04)
-----------------------------------------------------------------------------------------------------------------------
2000                               10.17           11.02               --               0.4342             12.92
-----------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                  11.02           11.02               --               0.0717              0.65
-----------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.9745            $4.6149
-----------------------------------------------------------------------------------------------------------------------
                                                                CUMULATIVE TOTAL RETURN AS OF 02/28/01:    71.20%
-----------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

PERFORMANCE RESULTS (UNAUDITED)

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                                --------------------------       CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED      DIVIDENDS PAID       TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $11.41          $11.28            $0.1701            $0.2625              2.68%
-----------------------------------------------------------------------------------------------------------------------
1993                               11.28           11.69             0.3052             0.5477             11.40
-----------------------------------------------------------------------------------------------------------------------
1994                               11.69           10.09             0.0969             0.5295             (8.47)
-----------------------------------------------------------------------------------------------------------------------
1995                               10.09           11.17               --               0.5149             16.09
-----------------------------------------------------------------------------------------------------------------------
1996                               11.17           10.94               --               0.4713              2.31
-----------------------------------------------------------------------------------------------------------------------
1997                               10.94           11.37               --               0.4487              8.24
-----------------------------------------------------------------------------------------------------------------------
1998                               11.37           11.19             0.3170             0.4610              5.38
-----------------------------------------------------------------------------------------------------------------------
1999                               11.19           10.15             0.0585             0.4585             (4.81)
-----------------------------------------------------------------------------------------------------------------------
2000                               10.15           11.00               --               0.4605             13.23
-----------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                  11.00           11.01               --               0.0762              0.79
-----------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.9477            $4.2308
-----------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 02/28/01:   54.08%
-----------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 28, 2001 and for the period since inception, February 5, 1998 through February 28, 2001, Class Y shares had a total return of 13.98% and 16.22%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER MUNICIPAL HIGH INCOMEFUND

PERFORMANCE RESULTS (UNAUDITED)

                                           NET ASSET VALUE                                TOTAL RETURN1
                                 -------------------------------------------     ---------------------------------------
                                                                                     12 MONTHS            6 MONTHS
                                  02/28/01        08/31/00         02/29/00        ENDED 02/28/01       ENDED 02/28/01
------------------------------------------------------------------------------------------------------------------------
Class A Shares                     $9.78           $9.91            $9.86               4.78%               1.36%
------------------------------------------------------------------------------------------------------------------------
Class B Shares                      9.78            9.91             9.85               4.09                0.98
------------------------------------------------------------------------------------------------------------------------
Class C Shares                      9.78            9.91             9.85               4.36                1.11
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                                --------------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING           DISTRIBUTED      DIVIDENDS PAID      TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------
06/23/87-12/31/87                 $ 9.58          $ 9.40               --              $0.3131              1.46%
-----------------------------------------------------------------------------------------------------------------------
1988                                9.40            9.90               --               0.8091             14.45
-----------------------------------------------------------------------------------------------------------------------
1989                                9.90           10.09               --               0.7380              9.66
-----------------------------------------------------------------------------------------------------------------------
1990                               10.09            9.89               --               0.7322              5.52
-----------------------------------------------------------------------------------------------------------------------
1991                                9.89           10.38            $0.0679             0.7144             13.32
-----------------------------------------------------------------------------------------------------------------------
1992                               10.38           10.54             0.1406             0.6736              9.79
-----------------------------------------------------------------------------------------------------------------------
1993                               10.54           10.97             0.2037             0.6180             12.14
-----------------------------------------------------------------------------------------------------------------------
1994                               10.97            9.52             0.0260             0.5865             (7.77)
-----------------------------------------------------------------------------------------------------------------------
1995                                9.52           10.36               --               0.6079             15.55
-----------------------------------------------------------------------------------------------------------------------
1996                               10.36           10.39               --               0.5627              5.94
-----------------------------------------------------------------------------------------------------------------------
1997                               10.39           10.92               --               0.5531             10.73
-----------------------------------------------------------------------------------------------------------------------
1998                               10.92           10.90             0.0141             0.5484              5.07
-----------------------------------------------------------------------------------------------------------------------
1999                               10.90            9.93             0.0589             0.5481             (3.49)
-----------------------------------------------------------------------------------------------------------------------
2000                                9.93            9.77               --               0.5395              3.94
-----------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                   9.77            9.78               --               0.0824              0.95
-----------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.5112            $8.6270
-----------------------------------------------------------------------------------------------------------------------
                                                                 CUMULATIVE TOTAL RETURN AS OF 02/28/01:  149.37%
-----------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                   NET ASSET VALUE
                                --------------------------        CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING           DISTRIBUTED      DIVIDENDS PAID      TOTAL RETURN(1)
-----------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $10.05          $10.38            $0.0679            $0.3170              7.21%
-----------------------------------------------------------------------------------------------------------------------
1992                               10.38           10.54             0.1406             0.5930              8.95
-----------------------------------------------------------------------------------------------------------------------
1993                               10.54           10.97             0.2037             0.5349             11.30
-----------------------------------------------------------------------------------------------------------------------
1994                               10.97            9.52             0.0260             0.5103             (8.47)
-----------------------------------------------------------------------------------------------------------------------
1995                                9.52           10.35               --               0.5328             14.59
-----------------------------------------------------------------------------------------------------------------------
1996                               10.35           10.38               --               0.4854              5.15
-----------------------------------------------------------------------------------------------------------------------
1997                               10.38           10.91               --               0.4726              9.91
-----------------------------------------------------------------------------------------------------------------------
1998                               10.91           10.89             0.0141             0.4641              4.27
-----------------------------------------------------------------------------------------------------------------------
1999                               10.89            9.93             0.0589             0.4670             (4.14)
-----------------------------------------------------------------------------------------------------------------------
2000                                9.93            9.77               --               0.4654              3.16
-----------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                   9.77            9.78               --               0.0705              0.83
-----------------------------------------------------------------------------------------------------------------------
                                                          Totals:   $0.5112            $4.9130
-----------------------------------------------------------------------------------------------------------------------
                                                                  CUMULATIVE TOTAL RETURN AS OF 02/28/01:  68.30%
-----------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED      DIVIDENDS PAID       TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $10.50          $10.54            $0.0135            $0.2635              3.06%
---------------------------------------------------------------------------------------------------------------------------
1993                               10.54           10.97             0.2037             0.5620             11.57
---------------------------------------------------------------------------------------------------------------------------
1994                               10.97            9.52             0.0260             0.5339             (8.23)
---------------------------------------------------------------------------------------------------------------------------
1995                                9.52           10.35               --               0.5583             14.88
---------------------------------------------------------------------------------------------------------------------------
1996                               10.35           10.39               --               0.5106              5.51
1997                               10.39           10.92               --               0.4999             10.18
1998                               10.92           10.89             0.0141             0.4932              4.45
---------------------------------------------------------------------------------------------------------------------------
1999                               10.89            9.93             0.0589             0.4949             (3.89)
2000                                9.93            9.77               --               0.4903              3.42
---------------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                   9.77            9.78               --               0.0743              0.87
                                                          Totals:   $0.3162            $4.4809
---------------------------------------------------------------------------------------------------------------------------
                                                              CUMULATIVE TOTAL RETURN AS OF 02/28/01:      47.60%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 28, 2001 and since inception, February 5, 1998 through February 28, 2001, Class Y shares had a total return of 5.06% and 6.07%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

PERFORMANCE RESULTS (UNAUDITED)

                                              NET ASSET VALUE                             TOTAL RETURN(1)
                                 -----------------------------------------    ------------------------------------
                                                                                  12 MONTHS            6 MONTHS
                                 02/28/01        08/31/00         02/29/00    ENDED 02/28/01       ENDED 02/28/01
---------------------------------------------------------------------------------------------------------------------------
Class A Shares                    $10.73          $10.42          $  9.99          12.39%               5.27%
---------------------------------------------------------------------------------------------------------------------------
Class B Shares                     10.73           10.41             9.99          11.56                4.98
Class C Shares                     10.73           10.42            10.00          11.72                5.01

PERFORMANCE SUMMARY CLASS A SHARES

                                     NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED       DIVIDENDS PAID    TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
09/23/88-12/31/88                 $ 9.60          $ 9.61               --              $0.1630              1.82%
---------------------------------------------------------------------------------------------------------------------------
1989                                9.61            9.84               --               0.6931              9.90
---------------------------------------------------------------------------------------------------------------------------
1990                                9.84            9.68               --               0.6797              5.53
---------------------------------------------------------------------------------------------------------------------------
1991                                9.68           10.22               --               0.6637             12.85
1992                               10.22           10.55               --               0.6442              9.85
1993                               10.55           11.26            $0.0253             0.5796             12.72
---------------------------------------------------------------------------------------------------------------------------
1994                               11.26            9.68             0.1017             0.5095             (8.48)
1995                                9.68           10.81               --               0.5397             17.57
---------------------------------------------------------------------------------------------------------------------------
1996                               10.81           10.65               --               0.5175              3.46
1997                               10.65           11.10               --               0.5135              9.31
1998                               11.10           11.04             0.2389             0.5022              6.29
---------------------------------------------------------------------------------------------------------------------------
1999                               11.04            9.98             0.0918             0.4773             (4.57)
2000                                9.98           10.42               --               0.4644             12.08
---------------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                  10.42           10.73               --               0.0783              1.11
                                                          Totals:   $0.4577            $7.0257
---------------------------------------------------------------------------------------------------------------------------
                                                             CUMULATIVE TOTAL RETURN AS OF 02/28/01:      130.78%
---------------------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                     NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED       DIVIDENDS PAID    TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $ 9.81          $10.22               --              $0.2930              7.25%
---------------------------------------------------------------------------------------------------------------------------
1992                               10.22           10.55               --               0.5654              9.02
---------------------------------------------------------------------------------------------------------------------------
1993                               10.55           11.25            $0.0253             0.4959             11.78
---------------------------------------------------------------------------------------------------------------------------
1994                               11.25            9.68             0.1017             0.4362             (9.08)
1995                                9.68           10.81               --               0.4616             16.71
---------------------------------------------------------------------------------------------------------------------------
1996                               10.81           10.65               --               0.4385              2.69
1997                               10.65           11.10               --               0.4329              8.50
1998                               11.10           11.04             0.2389             0.4179              5.49
---------------------------------------------------------------------------------------------------------------------------
1999                               11.04            9.97             0.0918             0.3971             (5.39)
2000                                9.97           10.41               --               0.3886             11.27
---------------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                  10.41           10.73               --               0.0651              1.08
                                                          Totals:   $0.4577            $4.3922
---------------------------------------------------------------------------------------------------------------------------
                                                              CUMULATIVE TOTAL RETURN AS OF 02/28/01:      77.83%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

PERFORMANCE RESULTS (UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                     NET ASSET VALUE
                                 -----------------------         CAPITAL GAINS
PERIOD COVERED                   BEGINNING        ENDING          DISTRIBUTED       DIVIDENDS PAID    TOTAL RETURN(1)
---------------------------------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $10.45          $10.56               --              $0.2663              3.65%
---------------------------------------------------------------------------------------------------------------------------
1993                               10.56           11.26            $0.0253             0.5226             12.04
---------------------------------------------------------------------------------------------------------------------------
1994                               11.26            9.69             0.1017             0.4613             (8.81)
---------------------------------------------------------------------------------------------------------------------------
1995                                9.69           10.81               --               0.4875             16.87
---------------------------------------------------------------------------------------------------------------------------
1996                               10.81           10.65               --               0.4651              2.95
1997                               10.65           11.10               --               0.4600              8.77
1998                               11.10           11.05             0.2389             0.4466              5.86
---------------------------------------------------------------------------------------------------------------------------
1999                               11.05            9.98             0.0918             0.4242             (5.14)
2000                                9.98           10.42               --               0.4141             11.53
---------------------------------------------------------------------------------------------------------------------------
01/01/01-02/28/01                  10.42           10.73               --               0.0695              1.03
                                                          Totals:   $0.4577            $4.0172
---------------------------------------------------------------------------------------------------------------------------
                                                              CUMULATIVE TOTAL RETURN AS OF 02/28/01:      56.79%
---------------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the ex-dividend dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by UBS PaineWebber and that may invest in PaineWebber mutual funds. For the year ended February 28, 2001 and since inception, May 21, 1998 through February 28, 2001, Class Y shares had a total return of 12.67% and 13.89%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Capital gain distributions and gains realized on the sale of Fund shares are taxable.

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2001

PRINCIPAL
 AMOUNT                                                                             MATURITY           INTEREST
  (000)                                                                              DATES               RATES              VALUE
 ------                                                                             --------           --------           ---------
MUNICIPAL BONDS AND NOTES--98.39%

CALIFORNIA--96.75%

 $2,000  ABAG Finance Authority for Nonprofit Corporations Certificates of
           Participation Rhoda Haas Goldman Plaza ..........................       05/15/15              5.125%        $  2,037,360
    500  California Educational Facilities Authority
           Fresno Pacific University Series A (1) ..........................       03/01/19              6.750              538,870
  2,500  California Educational Facilities Authority
           Loyola Marymount (MBIA Insured) .................................       10/01/14              6.100#           1,225,875
  1,600  California Educational Facilities Authority
           Los Angeles College of Chiropractic Medicine ....................       11/01/17              5.600            1,587,872
    100  California Health Facilities Financing Authority
           (Hospital Adventist-Series B) ...................................       03/01/01              4.200*             100,000
  1,765  California Housing Finance Agency Revenue Bonds Series G
           (MBIA Insured) (3) ..............................................       08/01/14              6.100            1,873,283
  2,000  California Statewide Communities Development Authority
           Apartment Development Revenue Bonds
           Irvine Apartment Communities Series A-3 .........................       05/15/25 (2)          5.100            2,024,800
  3,000  California Statewide Communities Development Authority
           Apartment Development Revenue Bonds
           Irvine Apartment Communities Series A-4 .........................       05/15/25 (2)          5.100            3,004,170
  2,000  California Statewide Communities Development Authority
           Certificates of Participation++ .................................       11/01/16              7.125            2,086,300
    670  Capistrano Unified School District Certificates of Participation ..       02/01/18              5.200              672,908
  1,350  Contra Costa Transportation Authority
           Sales Tax Revenue Bonds Series A ................................       03/01/07              6.875            1,426,856
  2,715  Del Mar Race Track Authority ...................................... 08/15/11 to 08/15/13    6.200 to 6.450       2,766,598
    650  Duarte Redevelopment Agency Tax Allocation Davis Addition Project .       09/01/14              6.700              696,956
  5,285  Escondido Union High School District (MBIA Insured) ............... 05/01/12 to 05/01/13        6.300#           3,087,186
  4,550  Fontana Redevelopment Agency Tax Allocation
           Jurupa Hills Redevelopment Project Series A ..................... 10/01/19 to 10/01/27        5.500            4,389,754
  4,275  Glendale Unified School District Series B (FSA Insured) ...........       09/01/18              5.500            4,491,144
  2,000  Huntington Park Public Financing Authority
           Wastewater Systems Project Series A++ ...........................       10/01/25              6.200            2,050,680
    560  Inglewood Redevelopment Agency Tax Allocation
           Merged Redevelopment Project Series A (AMBAC Insured) ...........       05/01/16              5.250              598,774
  1,695  Inglewood Unified School District Series A (FGIC Insured) .........       10/01/19              6.000            1,856,805
    200  Irvine Ranch Water District Series A ..............................       03/01/01              1.400*             200,000
  1,500  La Mirada Redevelopment Agency Special Tax Community Facilities
           District Number 89-1 ............................................       10/01/20              5.700            1,453,500
  1,035  Little Lake City School District Series A (FSA Insured) ...........       07/01/25              6.125            1,146,304
  2,570  Long Beach Harbor Revenue Bonds Series A (FGIC Insured) (3) .......       05/15/17              6.000            2,905,179
  1,450  Long Beach Industrial Development Revenue Bonds
           CSU Foundation Series A .........................................       02/01/23              5.250            1,339,858
  3,000  Los Angeles County Metropolitan Transportation Authority
           Sales Tax Revenue Prop C-Second Series, Series A (FSA Insured) ..       07/01/26              4.750            2,810,880
  5,750  Los Angeles Harbor Department Revenue Bonds Series B (3) .......... 11/01/23 to 08/01/25    5.375 to 6.625       5,905,057

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

PRINCIPAL
 AMOUNT                                                                             MATURITY           INTEREST
  (000)                                                                              DATES               RATES              VALUE
 ------                                                                             --------           --------           ---------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

CALIFORNIA--(CONCLUDED)
 $2,000  Los Angeles Water and Power Electric Plant Second Issue
           (MBIA Insured) ..................................................       11/15/19              4.750%        $  1,934,820
  1,920  Modesto Irrigation District Certificates of Participation
           Capital Improvements Series B ...................................       07/01/22              5.300            1,919,846
  1,595  Modesto Public Financing Authority John Thurman Field
           Renovation Project ..............................................       11/01/16              6.125            1,698,675
  2,625  Mojave Water Agency Improvement District
           Morongo Basin (FGIC Insured) ....................................       09/01/15              5.750            2,828,595
  2,200  M-S-R Public Power Agency San Juan Project Revenue Bonds
           Series E (MBIA Insured) .........................................       07/01/17              6.500            2,269,740
  2,235  Orange County Community Facilities Special Tax
           Rancho Santa Margarita District Number 86-2 Series A ............ 08/15/12 to 08/15/17    5.375 to 5.550       2,190,541
  3,075  Poway Community Facilities District
           Special Tax Number 88-1 Parkway Business Center ................. 08/15/06 to 08/15/15    5.400 to 6.750       3,299,082
  4,425  Riverside County Public Financing Authority Tax Allocation
           Revenue Bonds Redevelopment Projects Series A ................... 10/01/11 to 10/01/16    5.200 to 5.250       4,341,265
  1,180  Rohnert Park Community Development Agency Tax Allocation
           (AMBAC Insured) .................................................       08/01/20               6.500           1,206,444
  5,500  Sacramento Power Authority Cogeneration
           Project Revenue Bonds (MBIA Insured) ............................       07/01/15               5.875           5,958,315
  2,200  Salinas Certificates of Participation
           Capital Improvement Projects Series A ...........................       10/01/28               5.700           2,236,916
  2,300  San Diego County Certificates of Participation Burnham Institute ..       09/01/29               6.250           2,371,438
  2,500  San Diego County Certificates Water Utility Fund
           Net Systems Revenue (FGIC Insured) ..............................       08/01/28               4.750           2,333,025
  6,000  San Diego Industrial Development Revenue Bonds San Diego
           Gas & Electric Series A (MBIA Insured) ..........................       09/01/18               6.100           6,289,620
  3,000  San Francisco City and County Airport Commission International
            Airport Revenue Bonds Second Series Issue 8A
           (FGIC Insured) (3) ..............................................       05/01/20               6.250           3,147,720
  3,600  San Francisco City and County Airport Commission International
           Airport Revenue Bonds Second Series Issue 15B (MBIA Insured) ....       05/01/28               4.500           3,212,208
  3,850  San Francisco City and County Airport Commission International
           Airport Revenue Bonds Second Series Issue 16A
           (FSA Insured) (3) ...............................................       05/01/13               5.500           4,077,535
  4,250  San Jose Unified School District Santa Clara County Series B
           (FGIC Insured) ..................................................       08/01/17              5.000#           1,782,705
    960  San Ysidro School District (AMBAC Insured) ........................       08/01/21               6.125           1,098,384
  5,360  Santa Ana Financing Authority Revenue Bonds
           South Harbor Boulevard Series B (MBIA Insured) ..................       09/01/19               5.125           5,422,337
  5,740  Torrance Redevelopment Agency Tax Allocation Senior Lien
           Series C (MBIA Insured) .........................................       09/01/18               5.450           6,045,081
                                                                                                                       ------------
                                                                                                                        117,941,261
                                                                                                                       ------------

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

PRINCIPAL
 AMOUNT                                                                             MATURITY           INTEREST
  (000)                                                                              DATES               RATES              VALUE
 ------                                                                             --------           --------           ---------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
U. S. VIRGIN ISLANDS--1.64%
$ 2,050  Virgin Islands Water & Power Authority ............................ 07/01/13 to 07/01/18   5.125 to 5.500%    $  2,001,792
                                                                                                                       ------------
Total Investments (cost--$116,824,607)--98.39% .............................                                            119,943,053
Other assets in excess of liabilities--1.61% ...............................                                              1,963,013
                                                                                                                       ------------
Net Assets--100.00% ........................................................                                           $121,906,066
                                                                                                                       ============

----------
* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset date. The interest rate shown is the current rate as of February 28, 2001.
++    Illiquid securities representing 3.39% of net assets.
#     Yield to maturity at purchase date on zero coupon bond.
(1)   Purchased on a forward commitment basis.
(2)   Maturity date reflects earliest date bond will be put back to issuer.
(3)   Security subject to alternative minimum tax.
AMBAC American Municipal Bond Assurance Corporation.
FGIC  Financial Guaranty Insurance Company.
FSA   Financial Security Assurance Incorporated.
MBIA  Municipal Bond Investors Assurance.

                 See accompanying notes to financial statements

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2001

PRINCIPAL
 AMOUNT                                                                             MATURITY           INTEREST
  (000)                                                                              DATES               RATES              VALUE
 ------                                                                             --------           --------           ---------
MUNICIPAL BONDS AND NOTES--99.33%
ALASKA--1.70%
$ 1,460  Alaska Industrial Development & Export Authority Power Revenue ....       01/01/12             5.700%         $  1,275,514
                                                                                                                       ------------
ARKANSAS--1.27%
    965  Little Rock Arkansas Capital Improvement Revenue
           Parks & Recreation Projects Series A ............................       01/01/18             5.700               952,590
                                                                                                                       ------------
CALIFORNIA--8.90%
  2,000  California Statewide Community Development Authority
           Certificates Participation (1) ..................................       11/01/16             7.125             2,086,300
  2,460  Lake Elsinore California Public Financing Authority
           Local Agency Revenue ............................................       09/01/20             7.100             2,625,976
  1,000  Long Beach Aquarium of the Pacific California Revenue .............       07/01/23             6.125               949,260
  1,000  Southeast Resources Recovery Facilities Authority
           California Lease Revenue ........................................       03/01/01             1.950*            1,000,000
                                                                                                                       ------------
                                                                                                                          6,661,536
                                                                                                                       ------------
COLORADO--5.19%
  1,500  Black Hawk Colorado Device Tax Revenue ............................       12/01/21             5.625             1,245,855
  2,500  Hyland Hills Metropolitan Park and Recreation District ............       12/15/15             6.750             2,642,025
                                                                                                                       ------------
                                                                                                                          3,887,880
                                                                                                                       ------------
GEORGIA--1.37%
  1,000  Development Authority of Effingham County Fort Howard Paper
           (assumed by Fort James Corp.) ...................................       10/01/05             7.900             1,023,840
                                                                                                                       ------------
ILLINOIS--1.98%
    750  Illinois Educational Facilities Authority Revenue
           Augustana College ...............................................       10/01/18             5.250               705,638
    750  Illinois Educational Facilities Authority Revenue
           Columbia College ................................................       12/01/17             6.875               780,502
                                                                                                                       ------------
                                                                                                                          1,486,140
                                                                                                                       ------------
INDIANA--4.47%
  1,300  Crawfordsville Economic Development Authority Kroger Co. ..........       11/01/12             7.700             1,364,376
  2,000  Wabash Solid Waste Disposal Jefferson Smurfit Corp. Project .......       06/01/26             7.500             1,979,780
                                                                                                                       ------------
                                                                                                                          3,344,156
                                                                                                                       ------------
KANSAS--0.28%
    250  Shawnee County Kansas Certificates Participation Community
           Mental Health Center Inc. .......................................       07/01/19             5.350               207,325
                                                                                                                       ------------
KENTUCKY--3.76%
  2,200  Ashland Sewage and Solid Waste Ashland Inc. Project ...............       02/01/22             7.125             2,287,890
    440  Russell Health Financing Authority Franciscan Sisters of the Poor
           Health System ...................................................       07/01/15             8.100               524,616
                                                                                                                       ------------
                                                                                                                          2,812,506
                                                                                                                       ------------
LOUISIANA--4.14%
  1,000  Pointe Coupee Parish Gulf States Utilities ........................       03/01/13             6.700             1,015,900
  2,000  West Feliciana Parish Gulf States Utilities .......................       12/01/14             7.700             2,084,600
                                                                                                                       ------------
                                                                                                                          3,100,500
                                                                                                                       ------------
MASSACHUSETTS--0.13%
    100  Massachusetts Health and Education Facilities Authority Revenue ...       03/01/01             3.050*              100,000
                                                                                                                       ------------

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

PRINCIPAL
 AMOUNT                                                                             MATURITY           INTEREST
  (000)                                                                              DATES               RATES              VALUE
 ------                                                                             --------           --------           ---------
MUNICIPAL BONDS AND NOTES--(CONTINUED)

MICHIGAN--0.53%
  $ 400  Midland County Michigan Economic Development Corp.
           Limited Obligation Revenue Dow Chemical Co. Project Series A ....       03/01/01             3.200%*        $    400,000
                                                                                                                       ------------
NEW HAMPSHIRE--6.33%
 1,690  New Hampshire Higher Educational & Health Facilities
           Authority Revenue New Hampshire College .........................       01/01/16             6.300             1,620,727
 3,000  New Hampshire Industrial Development Authority
           Central Maine Power Co. .........................................       05/01/14             7.375             3,117,180
                                                                                                                       ------------
                                                                                                                          4,737,907
                                                                                                                       ------------
NEW JERSEY--13.13%
  4,000  New Jersey Economic Development Authority
           Kapkowski Road Landfill .........................................       04/01/18             6.500             4,018,760
  4,020  New Jersey Economic Development Authority Special Facility Revenue
           Continental Airlines Inc. Project ...............................       09/15/19             6.250             3,806,940
  1,960  New Jersey Economic Development Authority
           Vineland Cogeneration L.P. Project ..............................       06/01/19             7.875             2,008,863
                                                                                                                       ------------
                                                                                                                          9,834,563
                                                                                                                       ------------
NEW YORK--2.14%
  1,750  Suffolk County New York Industrial Development Agency
           Nissequogue Cogen Partners Facility .............................       01/01/13             5.300             1,599,185
                                                                                                                       ------------
OHIO--4.77%
    400  Ohio State Air Quality Development Authority Revenue
           Ohio Edison Co. Pollution Control ...............................       03/01/01             3.200*              400,000
  4,000  Ohio State Water Development Authority Bay Shore Power Project ....       09/01/20             5.875             3,172,440
                                                                                                                       ------------
                                                                                                                          3,572,440
                                                                                                                       ------------
PENNSYLVANIA--8.17%
  1,500  Beaver County Industrial Development Authority Toledo Edison ......       05/01/20             7.750             1,611,990
  1,000  Northeastern Pennsylvania Hospital and Education Authority
           College Revenue (Kings College) .................................       07/15/18             6.000             1,007,950
  1,320  Northumberland County Pennsylvania Authority Guaranteed Lease
           Revenue Career and Arts Center Project ..........................       09/15/20             6.650             1,264,771
  1,000  Northumberland County Pennsylvania Authority Guaranteed Lease
           Revenue Mountain View Manor Project .............................       10/01/20             7.000               961,860
  1,430  Philadelphia Pennsylvania Authority Industrial Development Revenue
           First Mortgage Crime Prevention Association .....................       04/01/19             6.125             1,274,431
                                                                                                                       ------------
                                                                                                                          6,121,002
                                                                                                                       ------------
TENNESSEE--1.20%
    900  Metropolitan Government Nashville & Davidson County Tennessee
           Health & Education Board Revenue Vanderbilt University
           Series A ........................................................       03/01/01             3.450*              900,000
                                                                                                                       ------------
TEXAS--8.94%
    194  Department of Transport Project State of Texas
           Municipal Bond (1) ..............................................       09/15/12             7.000               199,786
    100  Harris County Texas Health Facilities Development
           Corporation Revenue Young Mens Christian Association ............       03/01/01             3.150*              100,000
  1,846  Harris County Texas Lease Agreement (1) ...........................       05/01/14             5.800             1,787,580

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

PRINCIPAL
 AMOUNT                                                                             MATURITY           INTEREST
  (000)                                                                              DATES               RATES              VALUE
 ------                                                                             --------           --------           ---------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)
TEXAS--(CONCLUDED)
$ 2,902  Harris County Texas Lease Mulworth Project (1) ....................       05/01/20             5.625%          $ 2,609,659
  2,000  Houston Texas Community College Systems (1) .......................       06/15/25             7.875             1,994,600
                                                                                                                        -----------
                                                                                                                          6,691,625
                                                                                                                        -----------
UTAH--0.67%
  2,500  Tooele County Utah Hazardous Waste Disposal Revenue
           (assumed by Laidlaw Inc.) .......................................       08/01/10             6.750+              500,000
                                                                                                                        -----------
VIRGINIA--9.34%
  3,360  Alexandria Virginia Redevelopment and Housing Authority
           Multi-Family Housing Revenue Mortgage
           Buckingham Village Apartments ...................................       01/01/29             5.500             3,125,136
   500  Peninsula Ports Authority Virginia Hospital Facility Revenue
           (FHA Insured) ...................................................       08/01/23             8.700               534,125
 3,500  Pittsylvania County Virginia Industrial Development
           Authority Revenue ...............................................       01/01/14             7.500             3,332,350
                                                                                                                        -----------
                                                                                                                          6,991,611
                                                                                                                        -----------
WASHINGTON--1.92%
 1,500  Pilchuck Development Public Corp. Revenue Special Facilities
           Airport Revenue (assumed by B.F. Goodrich Co.) ..................       08/01/23             6.000             1,434,990
                                                                                                                        -----------
WEST VIRGINIA--2.70%
  1,900  Harrison County Commercial Development Bonds Kroger Co. ...........       11/01/14             8.100             2,023,348
                                                                                                                        -----------
WISCONSIN--6.30%
  1,000  Green Bay Wisconsin Redevelopment Authority Industrial Development
           Revenue Fort James Project ......................................       05/01/19             5.600               884,800
  3,900  Janesville Industrial Development Revenue Bonds
           Simmons Manufacturing Co. Paramount Communications ..............       10/15/17             7.000             3,835,338
                                                                                                                        -----------
                                                                                                                          4,720,138
                                                                                                                        -----------
Total Investments (cost--$78,511,137)--99.33% ..............................                                             74,378,796
Other assets in excess of liabilities--0.67% ...............................                                                498,258
                                                                                                                        -----------
Net Assets--100.00% ........................................................                                            $74,877,054
                                                                                                                        ===========

----------------

* Variable rate demand notes and variable rate certificates of participation which are payable on demand. The maturity dates shown are the next interest rate reset dates; the interest rates shown are the current rates as of February 28, 2001.
+     Bond interest is in default.
(1)   Illiquid securities representing 11.59% of net assets.
FHA   Federal Housing Authority.


                 See accompanying notes to financial statements

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2001

PRINCIPAL
 AMOUNT                                                                             MATURITY           INTEREST
  (000)                                                                              DATES               RATES              VALUE
 ------                                                                             --------           --------           ---------
MUNICIPAL BONDS AND NOTES--98.39%
NEW YORK--89.97%
$ 1,000  Erie County Water Revenue Authority (AMBAC Insured) ...............       12/01/14             6.750%          $ 1,177,710
    700  Essex County New York Industrial Development Agency
           Environmental Improvement Revenue, Series A * ...................       03/01/01             6.450#              700,000
  1,000  Huntington New York Refunding .....................................       04/01/13             5.500             1,034,680
  1,000  Metropolitan Transportation Authority New York Commuter
           Facilities Revenue Series A .....................................       07/01/28             5.250             1,003,810
    200  New York City .....................................................       03/01/01             3.250#              200,000
  1,500  New York City Series D ............................................       08/01/17             5.375             1,541,340
  2,100  New York City Series J (FGIC Insured) .............................       02/15/26             5.500             2,147,439
    500  New York City Industrial Development Agency
           Special Facility Revenue * ......................................       07/01/19             5.400               455,215
  1,765  New York City Industrial Development Bonds
           Japan Airlines Company * ........................................       11/01/15             6.000             1,902,335
    185  New York City Municipal Water Finance Authority
           Water & Sewer Systems Revenue ...................................       06/15/12             7.100               188,565
  1,250  New York City Municipal Water Finance Authority
           Water & Sewer Systems Revenue (MBIA Insured) ....................       06/15/27             5.500             1,279,125
    300  New York City Municipal Water Finance Authority ...................       03/01/01             2.950#              300,000
    100  New York City Trust for Cultural Resources
           (Soloman R. Guggenheim) .........................................       03/01/01             2.900#              100,000
  1,000  New York State (AMBAC Insured) ....................................       06/15/10             6.000             1,092,360
  1,000  New York State Series A ...........................................       03/15/11             5.700             1,083,530
  1,000  New York State Dormitory Authority Revenue Bonds
           City University of New York .....................................       07/01/16             5.625             1,083,110
     40  New York State Dormitory Authority Revenue Bonds
           Fordham University (AMBAC Insured) ..............................       07/01/15             7.200                40,914
  1,000  New York State Dormitory Authority Revenue Bonds
           Mental Health Services Facilities Improvement G .................       08/15/13             5.250             1,044,550
  1,175  New York State Dormitory Authority Revenue Bonds
           State University Dormitory Facilities Series C ..................       07/01/11             5.750             1,295,449
  1,000  New York State Dormitory Authority Revenue Bonds
           State University Educational Facilities .........................       05/15/17             5.000               986,810
  2,400  New York State Energy Research & Development
           Consolidated Edison Company .....................................       08/15/20             6.100             2,533,512
    180  New York State Energy Research & Development
           Electric Facility Revenue, Series A* ............................       12/01/20             7.150               189,445
     80  New York State Energy Research & Development
           Long Island Lighting * ..........................................       02/01/22             7.150                84,198
    250  New York State Energy Research & Development
           Niagra Mohawk (FGIC Insured) ....................................       10/01/13             6.625               259,017
  1,500  New York State Environmental Facilities Corp.
           Spring Valley Water (AMBAC Insured) .............................       08/01/24             6.150             1,579,920
     70  New York State Environmental Facilities Corp.
           State Water Pollution Control ...................................       06/15/10             7.250                72,145
     10  New York State Housing Finance Agency .............................       09/15/12             7.300                10,410
  1,250  New York State Local Government Assistance Corp.
           Refunding Series B ..............................................       04/01/20             4.875             1,192,987

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

PORTFOLIO OF INVESTMENTS

PRINCIPAL
 AMOUNT                                                                             MATURITY           INTEREST
  (000)                                                                              DATES               RATES              VALUE
 ------                                                                             --------           --------           ---------
MUNICIPAL BONDS AND NOTES--(CONCLUDED)

NEW YORK--(CONCLUDED)

 $1,500  New York State Thruway Authority
           General Revenue Refunding Series E ..............................       01/01/15             5.250%          $ 1,545,885
  1,000  New York State Thruway Authority
           Highway & Bridge Trust Fund Series C ............................       04/01/18             5.000               979,480
  1,025  Niagara Falls (FGIC Insured) ......................................       06/15/08             5.500             1,074,528
     60  Oneida Herkimer New York Solid Waste ..............................       04/01/14             6.750                60,913
  1,000  Port Authority of New York & New Jersey
           Kennedy International Airport Cogeneration Project * ............       10/01/11             6.750             1,031,300
  1,250  Suffolk County New York Industrial Development Agency
           Industrial Development Revenue Nissequoque * ....................       01/01/13             5.300             1,142,275
  1,500  Triborough Bridge & Tunnel Authority .............................. 01/01/12 to 01/01/17    5.500 to 6.000       1,671,520
                                                                                                                        -----------
                                                                                                                         32,084,477
                                                                                                                        -----------
PUERTO RICO--7.87%
  2,700  Puerto Rico Commonwealth Highway & Transportation Authority ....... 07/01/13 to 07/01/36    5.000 to 6.250       2,806,349
                                                                                                                        -----------
U. S. VIRGIN ISLANDS--0.55%
    200  Virgin Islands Water & Power Authority
           Water Systems Revenue Refunding .................................       07/01/17             5.500               194,318
                                                                                                                        -----------
Total Investments (cost--$33,507,122)--98.39% ..............................                                             35,085,144
Other assets in excess of liabilities--1.61% ...............................                                                575,618
                                                                                                                        -----------
Net Assets--100.00% ........................................................                                            $35,660,762
                                                                                                                        ===========

----------------

# Variable rate demand note is payable on demand. The maturity date shown is the next interest rate reset date; the interest rate shown is the current rate as of February 28, 2001.
*     Security subject to Alternative Minimum Tax.
AMBAC American Municipal Bond Assurance Corporation.
FGIC  Federal Guaranty Insurance Corp.
MBIA  Municipal Bond Investors Assurance.

See accompanying notes to financial statements

UBS PAINEWEBBER

STATEMENTS OF ASSETS AND LIABILITIES                           FEBRUARY 28, 2001

                                                                                         CALIFORNIA       MUNICIPAL       NEW YORK
                                                                                          TAX-FREE           HIGH         TAX-FREE
                                                                                         INCOME FUND     INCOME FUND    INCOME FUND
                                                                                         ------------    -----------    -----------
ASSETS
Investments in securities, at value (cost--$116,824,607, $78,511,137 and
  $33,507,122, respectively) .........................................................   $119,943,053    $74,378,796    $35,085,144
Cash .................................................................................        413,552        102,364        157,169
Interest receivable ..................................................................      2,005,619      1,343,298        388,326
Receivable for shares of beneficial interest sold ....................................             --         15,799         90,067
Other assets .........................................................................          1,408         31,802         18,940
                                                                                         ------------    -----------    -----------
Total assets .........................................................................    122,363,632     75,872,059     35,739,646
                                                                                         ------------    -----------    -----------
LIABILITIES
Payable for shares of beneficial interest repurchased ................................        262,210        846,035         16,008
Payable to affiliates ................................................................         63,360         62,728         11,472
Dividends payable ....................................................................         32,121         16,082          8,936
Accrued expenses and other liabilities ...............................................         99,875         70,160         42,468
                                                                                         ------------    -----------    -----------
Total liabilities ....................................................................        457,566        995,005         78,884
                                                                                         ------------    -----------    -----------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited number authorized) ..................    119,725,253     81,018,627     34,495,361
Accumulated net realized losses from investments and futures transactions ............       (937,633)    (2,009,232)      (412,621)
Net unrealized appreciation (depreciation of investments .............................      3,118,446     (4,132,341)     1,578,022
                                                                                         ------------    -----------    -----------
Net assets ...........................................................................   $121,906,066    $74,877,054    $35,660,762
                                                                                         ============    ===========    ===========
CLASS A:
Net assets ...........................................................................   $ 96,012,623    $46,895,701    $24,572,129
                                                                                         ------------    -----------    -----------
Shares outstanding ...................................................................      8,717,532      4,793,139      2,289,668
                                                                                         ------------    -----------    -----------
Net asset value and redemption value  per share ......................................   $      11.01    $      9.78    $     10.73
                                                                                         ============    ===========    ===========
Maximum offering price per share (net asset value plus sales charge of
  4.00% of offering price) ...........................................................   $      11.47    $     10.19    $     11.18
                                                                                         ============    ===========    ===========
CLASS B:
Net assets ...........................................................................   $  9,584,473    $11,596,531    $ 2,458,320
                                                                                         ------------    -----------    -----------
Shares outstanding ...................................................................        869,742      1,185,742        229,173
                                                                                         ------------    -----------    -----------
Net asset value and offering price per share .........................................   $      11.02    $      9.78    $     10.73
                                                                                         ============    ===========    ===========
CLASS C:
Net assets ...........................................................................   $ 15,839,206    $16,228,666    $ 8,532,120
                                                                                         ------------    -----------    -----------
Shares outstanding ...................................................................      1,439,169      1,659,082        794,920
                                                                                         ------------    -----------    -----------
Net asset value and offering price per share .........................................   $      11.01    $      9.78    $     10.73
                                                                                         ============    ===========    ===========
CLASS Y:
Net assets ...........................................................................   $    469,764    $   156,156    $    98,193
                                                                                         ------------    -----------    -----------
Shares outstanding ...................................................................         42,676         15,950          9,150
                                                                                         ------------    -----------    -----------
Net asset value, offering price and redemption value per share .......................         $11.01          $9.79         $10.73
                                                                                               ======          =====         ======

                 See accompanying notes to financial statements

UBS PAINEWEBBER

STATEMENTS OF OPERATIONS

                                                                                            FOR THE YEAR ENDED FEBRUARY 28, 2001
                                                                                         ------------------------------------------
                                                                                         CALIFORNIA       MUNICIPAL       NEW YORK
                                                                                          TAX-FREE           HIGH         TAX-FREE
                                                                                         INCOME FUND     INCOME FUND    INCOME FUND
                                                                                         ------------    -----------    -----------
INVESTMENT INCOME:

Interest .............................................................................   $  6,992,072    $ 5,766,136    $ 1,978,832
                                                                                         ------------    -----------    -----------
EXPENSES:

Investment advisory and administration ...............................................        623,783        549,966        214,344
Service fees--Class A ................................................................        245,474        144,741         59,006
Service and distribution fees--Class B ...............................................        100,352        131,208         29,869
Service and distribution fees--Class C ...............................................        120,614        127,057         67,818
Custody and accounting ...............................................................         66,859         53,467         21,771
Professional fees ....................................................................         54,903         60,123         62,286
Transfer agency and related services fees ............................................         43,979         42,925         16,753
Reports and notices to shareholders ..................................................         34,353         36,294         20,408
State registration ...................................................................         32,545         44,098         47,312
Trustees' fees .......................................................................         10,500         10,500         10,500
Other expenses .......................................................................         14,298         46,029         14,977
                                                                                         ------------    -----------    -----------
                                                                                            1,347,660      1,246,408        565,044
Less: Fee waivers from adviser .......................................................       (249,513)      (115,302)      (133,218)
                                                                                         ------------    -----------    -----------
Net expenses .........................................................................      1,098,147      1,131,106        431,826
                                                                                         ------------    -----------    -----------
Net investment income ................................................................      5,893,925      4,635,030      1,547,006
                                                                                         ------------    -----------    -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses) from:
    Investment transactions ..........................................................        324,553     (1,226,254)      (249,817)
    Futures transactions .............................................................       (127,971)        (7,037)      (102,239)
Net change in unrealized appreciation/depreciation of:
    Investments ......................................................................      9,664,790        557,839      2,876,996
    Futures ..........................................................................          5,532             --         (3,843)
                                                                                         ------------    -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES ................      9,866,904       (675,452)     2,521,097
                                                                                         ------------    -----------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................   $ 15,760,829    $ 3,959,578    $ 4,068,103
                                                                                         ============    ===========    ===========

                 See accompanying notes to financial statements

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                               FEBRUARY 28, 2001   FEBRUARY 29, 2000
                                                                                              ------------------  ------------------
FROM OPERATIONS:
Net investment income ....................................................................       $   5,893,925        $   6,641,874
Net realized gains (losses) from investments and futures transactions ....................             196,582           (1,122,554)
Net change in unrealized appreciation/depreciation of investments and futures ............           9,670,322          (11,590,598)
                                                                                                 -------------        -------------
Net increase (decrease) in net assets resulting from operations ..........................          15,760,829           (6,071,278)
                                                                                                 -------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A ...........................................................          (4,763,261)          (5,361,682)
Net investment income--Class B ...........................................................            (409,572)            (491,047)
Net investment income--Class C ...........................................................            (698,119)            (773,393)
Net investment income--Class Y ...........................................................             (22,973)             (15,752)
Net realized gains from investment transactions--Class A .................................                  --             (599,558)
Net realized gains from investment transactions--Class B .................................                  --              (64,598)
Net realized gains from investment transactions--Class C .................................                  --             (100,156)
Net realized gains from investment transactions--Class Y .................................                  --               (2,021)
                                                                                                 -------------        -------------
Total dividends and distributions to shareholders ........................................          (5,893,925)          (7,408,207)
                                                                                                 -------------        -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .....................................................           7,958,084           18,450,258
Cost of shares repurchased ...............................................................         (25,739,476)         (34,005,085)
Proceeds from dividends reinvested .......................................................           3,011,913            3,827,113
                                                                                                 -------------        -------------
Net decrease in net assets derived from beneficial interest transactions .................         (14,769,479)         (11,727,714)
                                                                                                 -------------        -------------
Net decrease in net assets ...............................................................          (4,902,575)         (25,207,199)
NET ASSETS:

Beginning of year ........................................................................         126,808,641          152,015,840
                                                                                                 -------------        -------------
End of year ..............................................................................       $ 121,906,066        $ 126,808,641
                                                                                                 =============        =============

                 See accompanying notes to financial statements

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                               FEBRUARY 28, 2001   FEBRUARY 29, 2000
                                                                                              ------------------  ------------------
FROM OPERATIONS:
Net investment income .....................................................................       $  4,635,030        $   5,339,015
Net realized losses from investments and futures transactions .............................         (1,233,291)            (708,753)
Net change in unrealized appreciation/depreciation of investments and futures .............            557,839           (9,090,940)
                                                                                                  ------------        -------------
Net increase (decrease) in net assets resulting from operations ...........................          3,959,578           (4,460,678)
                                                                                                  ------------        -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class A ............................................................         (3,161,267)          (3,474,079)
Net investment income--Class B ............................................................           (595,281)            (755,561)
Net investment income--Class C ............................................................           (865,497)          (1,085,799)
Net investment income--Class Y ............................................................            (12,985)             (23,576)
Net realized gains from investment transactions--Class A ..................................                 --             (384,910)
Net realized gains from investment transactions--Class B ..................................                 --              (92,792)
Net realized gains from investment transactions--Class C ..................................                 --             (125,455)
Net realized gains from investment transactions--Class Y ..................................                 --               (3,653)
                                                                                                  ------------        -------------
Total dividends and distributions to shareholders .........................................         (4,635,030)          (5,945,825)
                                                                                                  ------------        -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ......................................................          8,978,494           27,422,935
Cost of shares repurchased ................................................................        (32,500,983)         (34,015,541)
Proceeds from dividends reinvested ........................................................          2,445,868            3,412,560
                                                                                                  ------------        -------------
Net decrease in net assets derived from beneficial interest transactions ..................        (21,076,621)          (3,180,046)
                                                                                                  ------------        -------------
Net decrease in net assets ................................................................        (21,752,073)         (13,586,549)
NET ASSETS:
Beginning of year .........................................................................         96,629,127          110,215,676
                                                                                                  ------------        -------------
End of year ...............................................................................       $ 74,877,054        $  96,629,127
                                                                                                  ============        =============

                 See accompanying notes to financial statements

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                              FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                               FEBRUARY 28, 2001   FEBRUARY 29, 2000
                                                                                              ------------------  ------------------
FROM OPERATIONS:
Net investment income ......................................................................       $  1,547,006        $  1,720,373
Net realized gains (losses) from investments and futures transactions ......................           (352,056)            118,560
Net change in unrealized appreciation/depreciation of investments and futures ..............          2,873,153          (3,767,514)
                                                                                                   ------------        ------------
Net increase (decrease) in net assets resulting from operations ............................          4,068,103          (1,928,581)
                                                                                                   ------------        ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:

Net investment income--Class A .............................................................         (1,065,310)         (1,103,964)
Net investment income--Class B .............................................................           (113,317)           (178,638)
Net investment income--Class C .............................................................           (364,002)           (436,077)
Net investment income--Class Y .............................................................             (4,377)             (1,694)
Net realized gains from investment transactions--Class A ...................................                 --            (210,252)
Net realized gains from investment transactions--Class B ...................................                 --             (35,470)
Net realized gains from investment transactions--Class C ...................................                 --             (93,939)
Net realized gains from investment transactions--Class Y ...................................                 --                (566)
                                                                                                   ------------        ------------
Total dividends and distributions to shareholders ..........................................         (1,547,006)         (2,060,600)
                                                                                                   ------------        ------------
FROM BENEFICIAL INTEREST TRANSACTIONS:

Net proceeds from the sale of shares .......................................................          3,573,996           3,333,884
Cost of shares repurchased .................................................................         (7,335,513)         (9,812,265)
Proceeds from dividends reinvested .........................................................            988,979           1,372,977
                                                                                                   ------------        ------------
Net decrease in net assets derived from beneficial interest transactions ...................         (2,772,538)         (5,105,404)
                                                                                                   ------------        ------------
Net decrease in net assets .................................................................           (251,441)         (9,094,585)
NET ASSETS:

Beginning of year ..........................................................................         35,912,203          45,006,788
                                                                                                   ------------        ------------
End of year ................................................................................       $ 35,660,762        $ 35,912,203
                                                                                                   ============        ============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber Mutual Fund Trust ("Mutual Fund Trust") and PaineWebber Municipal Series ("Municipal Series") (collectively, the "Trusts") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and January 28, 1987, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and an open-end non-diversified management investment company, respectively. Mutual Fund Trust consists of PaineWebber California Tax-Free Income Fund ("California Tax-Free Income Fund"). Municipal Series has two series: PaineWebber Municipal High Income Fund ("Municipal High Income Fund") and PaineWebber New York Tax-Free Income Fund ("New York Tax-Free Income Fund") (collectively, the "Funds").

     Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     VALUATION OF INVESTMENTS--Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and administrator of the Funds. Mitchell Hutchins is a wholly owned subsidiary of UBS PaineWebber Inc. ("UBS PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Funds' board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

NOTES TO FINANCIAL STATEMENTS

     INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated on the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

     Income and expenses (excluding class-specific expenses) are allocated proportionately to each class of shares based upon the relative value of dividend eligible shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Realized and unrealized gains and losses are allocated proportionately to each class of shares based upon the relative value of shares outstanding at the beginning of the day (after adjusting for current capital share activity of the respective class). Class-specific expenses are charged directly to the applicable class of shares.

     FUTURES CONTRACTS--Upon entering into a financial futures contract, the Funds are required to pledge to a broker an amount of cash and/or municipal securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequently, payments, known as "variation margin," are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

     Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds use financial futures contracts in strategies intended to enhance income or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

     DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

     The Municipal High Income Fund follows an investment policy of investing primarily in municipal obligations of various states. The California Tax-Free Income Fund and New York Tax-Free Income Fund invest primarily in municipal obligations of their respective states. This concentration of investments may subject these Funds to greater risks. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by those Funds.

BANK LINE OF CREDIT

     Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sale or purchase of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended February 28, 2001, the Funds did not borrow under the Facility.

NOTES TO FINANCIAL STATEMENTS

INVESTMENT ADVISER AND ADMINISTRATOR

     Each Trust's board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contracts, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rates of 0.50% of California Tax-Free Income Fund's average daily net assets and 0.60% of Municipal High Income Fund's and New York Tax-Free Income Fund's average daily net assets. At February 28, 2001, California Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $28,258, $35,139 and $0, respectively, in investment advisory and administration fees. For the year ended February 28, 2001, Mitchell Hutchins reimbursed $249,513 and $133,218 in investment advisory and administration fees to the California Tax-Free Income Fund and New York Tax-Free Income Fund, respectively. For the year ended February 28, 2001, Mitchell Hutchins voluntarily waived $115,302 in investment advisory and administration fees from the Municipal High Income Fund.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of each Fund's shares and has appointed UBS PaineWebber as exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of each class of shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At February 28, 2001, California Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund owed Mitchell Hutchins $35,102, $27,589 and $11,472, respectively, in service and distribution fees.

     Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that, for the year ended February 28, 2001, it earned $78,887, $113,631 and $42,682 in sales charges for the California Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

     UBS PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., each Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the year ended February 28, 2001, UBS PaineWebber received from PFPC Inc., not the Funds, approximately 53%, 52% and 53% of the total transfer agency and related service fees collected by PFPC Inc. from the California Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund, respectively.

INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at February 28, 2001 was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS

     At February 28, 2001 the components of net unrealized appreciation (depreciation) of investments were as follows:

                                                                                         CALIFORNIA       MUNICIPAL       NEW YORK
                                                                                          TAX-FREE          HIGH          TAX-FREE
                                                                                         INCOME FUND     INCOME FUND    INCOME FUND
                                                                                         ------------    -----------    -----------
Gross appreciation (investments having an excess of value over cost) .................   $  3,870,349    $ 1,070,175    $ 1,729,617
Gross depreciation (investments having an excess of cost over value) .................       (751,903)    (5,202,516)      (151,595)
                                                                                         ------------    -----------    -----------

Net unrealized appreciation (depreciation) of investments ............................   $  3,118,446    $(4,132,341)   $ 1,578,022
                                                                                         ============    ===========    ===========

     For the year ended February 28, 2001, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                                                         CALIFORNIA       MUNICIPAL       NEW YORK
                                                                                          TAX-FREE          HIGH          TAX-FREE
                                                                                         INCOME FUND     INCOME FUND    INCOME FUND
                                                                                         ------------    -----------    -----------
Purchases ............................................................................   $ 10,584,433    $ 7,627,154    $   922,080
Sales ................................................................................   $ 25,699,894    $24,765,475    $ 3,976,535

FEDERAL TAX STATUS

     Each Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for federal income taxes are required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

     At February 28, 2001, California Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund had net capital loss carryforwards of $883,888, $1,353,678 and $389,928, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between February 28, 2008 and February 28, 2009. To the extent that any net capital loss carryforwards are used, as provided in the regulations, to offset future capital gains, it is probable that the gains so offset will not be distributed. In accordance with U.S. Treasury regulations, California Tax-Free Income Fund, Municipal High Income Fund and New York Tax-Free Income Fund have elected to defer $52,083, $654,493 and $22,238, respectively, of realized capital losses arising after October 31, 2000. Such losses are treated for tax purposes as arising on March 1, 2001.

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

     There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                           CLASS A                   CLASS B                  CLASS C                CLASS Y
                                  -------------------------   ----------------------   ----------------------   -------------------
                                    SHARES         AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT     SHARES      AMOUNT
                                  ----------    -----------   --------    ----------   --------    ----------   -------    --------
CALIFORNIA TAX-FREE INCOME FUND
YEAR ENDED FEBRUARY 28, 2001:

Shares sold ....................     340,711   $  3,643,416    208,411   $ 2,222,302    174,216   $ 1,881,189    19,920   $ 211,177
Shares repurchased .............  (1,710,100)   (18,121,746)  (325,625)   (3,459,761)  (375,180)   (4,012,618)  (13,455)   (145,351)
Shares converted from Class B
  to Class A ...................      70,070        736,700    (70,039)     (736,700)        --            --        --          --
Dividends reinvested ...........     218,708      2,324,490     20,757       220,480     42,746       454,430     1,173      12,513
                                  ----------   ------------   --------   -----------   --------   -----------   -------   ---------

Net increase (decrease) ........  (1,080,611)  $(11,417,140)  (166,496)  $(1,753,679)  (158,218)  $(1,676,999)    7,638   $  78,339
                                  ==========   ============   ========   ===========   ========   ===========   =======   =========

YEAR ENDED FEBRUARY 29, 2000:

Shares sold ....................     915,972   $  9,834,294    369,791   $ 3,968,324    410,125   $ 4,394,795    23,563   $ 252,845
Shares repurchased .............  (2,399,039)   (25,341,594)  (261,113)   (2,778,906)  (538,948)   (5,693,149)  (17,454)   (191,436)
Shares converted from Class B
  to Class A ...................     328,699      3,511,832   (328,493)   (3,511,832)        --            --        --          --
Dividends reinvested ...........     282,005      2,976,203     26,168       275,576     53,599       565,072       970      10,262
                                  ----------   ------------   --------   -----------   --------   -----------   -------   ---------
Net increase (decrease) ........    (872,363)  $ (9,019,265)  (193,647)  $(2,046,838)   (75,224)  $  (733,282)    7,079   $  71,671
                                  ==========   ============   ========   ===========   ========   ===========   =======   =========

MUNICIPAL HIGH INCOME FUND
YEAR ENDED FEBRUARY 28, 2001:

Shares sold ....................     411,073   $  4,032,101    354,633   $ 3,474,432    141,550   $ 1,390,215     8,346   $  81,746
Shares repurchased .............  (2,229,954)   (21,880,809)  (516,421)   (5,052,334)  (550,621)   (5,387,756)  (18,299)   (180,084)
Shares converted from Class B
  to Class A ...................     105,147      1,029,143   (105,221)   (1,029,143)        --            --        --          --
Dividends reinvested ...........     159,367      1,560,981     31,943       312,749     57,095       559,170     1,323      12,968
                                  ----------   ------------   --------   -----------   --------   -----------   -------   ---------
Net decrease ...................  (1,554,367)  $(15,258,584)  (235,066)  $(2,294,296)  (351,976)  $(3,438,371)   (8,630)  $ (85,370)
                                  ==========   ============   ========   ===========   ========   ===========   =======   =========
YEAR ENDED FEBRUARY 29, 2000:

Shares sold ....................   1,755,817   $ 18,009,982    437,111   $ 4,559,798    420,773   $ 4,403,449    43,599   $ 449,706
Shares repurchased .............  (2,104,312)   (21,542,166)  (421,705)   (4,311,469)  (730,607)   (7,562,182)  (59,615)   (599,724)
Shares converted from Class B
  to Class A ...................     353,637      3,687,065   (352,821)   (3,687,065)        --            --        --          --
Dividends reinvested ...........     204,441      2,120,435     40,698       421,854     81,474       843,969     2,542      26,302
                                  ----------   ------------   --------   -----------   --------   -----------   -------   ---------
Net increase (decrease) ........     209,583   $  2,275,316   (296,717)  $(3,016,882)  (228,360)  $(2,314,764)  (13,474)  $(123,716)
                                  ==========   ============   ========   ===========   ========   ===========   =======   =========

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST (CONCLUDED)

                                          CLASS A                    CLASS B                  CLASS C                CLASS Y
                                  -------------------------   ----------------------   ----------------------   -------------------

                                    SHARES        AMOUNT       SHARES       AMOUNT      SHARES       AMOUNT     SHARES      AMOUNT
                                  ----------   ------------   --------   -----------   --------   -----------   -------   ---------
NEW YORK TAX-FREE INCOME FUND
YEAR ENDED FEBRUARY 28, 2001:

Shares sold ....................     247,601   $  2,572,643     44,674   $   466,323     48,435   $   500,626     3,462   $  34,404
Shares repurchased .............    (332,024)    (3,413,824)  (160,369)   (1,661,656)  (216,472)   (2,246,541)   (1,288)    (13,492)
Shares converted from Class B
  to Class A ...................      28,653        293,406    (28,631)     (293,406)        --            --        --          --
Dividends reinvested ...........      63,066        652,662      3,962        40,935     28,153       290,986       424       4,396
                                  ----------   ------------   --------   -----------   --------   -----------   -------   ---------
Net increase (decrease) ........       7,296   $    104,887   (140,364)  $(1,447,804)  (139,884)  $(1,454,929)    2,598   $  25,308
                                  ==========   ============   ========   ===========   ========   ===========   =======   =========
YEAR ENDED FEBRUARY 29, 2000:

Shares sold ....................     197,037   $  2,031,833     58,905   $   613,987     58,584   $   616,585     7,061   $  71,479
Shares repurchased .............    (615,402)    (6,440,717)   (88,166)     (927,749)  (234,040)   (2,416,919)   (2,598)    (26,880)
Shares converted from Class B
  to Class A ...................     155,800      1,620,075   (155,863)   (1,620,075)        --            --        --          --
Dividends reinvested ...........      82,217        850,245      9,486        98,981     40,781       421,578       214       2,173
                                  ----------   ------------   --------   -----------   --------   -----------   -------   ---------
Net increase (decrease) ........    (180,348)  $ (1,938,564)  (175,638)  $(1,834,856)  (134,675)  $(1,378,756)    4,677   $  46,772
                                  ==========   ============   ========   ===========   ========   ===========   =======   =========

NOTES TO FINANCIAL STATEMENTS

SUBSEQUENT EVENT

     Subsequent to February 28, 2001, certain Massachusetts Financial Services Company ("MFS") funds acquired all of the assets and assumed all of the stated liabilities of the PaineWebber funds described in the table that follows. The acquisitions were accomplished by a tax-free exchange of shares of the MFS funds for shares of the indicated PaineWebber funds outstanding on the reorganization date. Each PaineWebber fund's net assets as of that date, including net unrealized appreciation (depreciation) of investments, were combined with those of the indicated MFS fund. All shares were exchanged at net asset value. Accordingly, no shareholder had any gain or loss as a result of the exchange.

                                                 PAINEWEBBER
                                                     FUND           MFS                           NET UNREALIZED
REORGANIZATION                                      SHARES        SHARES                           APPRECIATION
    DATE            FUND ACQUIRED                  EXCHANGED      ISSUED         NET ASSETS       (DEPRECIATION)
------------        -------------                 -----------    ---------        ---------        ------------
MFS CALIFORNIA MUNICIPAL BOND FUND
  03/09/01     PaineWebber California
                 Tax-Free Income Fund                                          $122,036,389        $3,313,555
                               Class A            8,722,247     16,589,368
                               Class B              867,965      1,651,757
                               Class C            1,430,367      2,709,196
                               Class Y               42,660         81,095

MFS MUNICIPAL HIGH INCOME FUND
  03/09/01     PaineWebber Municipal
                 High Income Fund                                                74,832,118        (3,662,905)
                               Class A            4,798,524      5,719,632
                               Class B            1,141,153      1,358,033
                               Class C            1,645,756      1,961,240
                               Class Y               15,972         19,051

MFS NEW YORK MUNICIPAL BOND FUND
  03/09/01     PaineWebber New York
                 Tax-Free Income Fund                                            33,557,694         1,554,529
                               Class A            2,094,681      2,023,311
                               Class B              220,816        213,389
                               Class C              795,708        769,414
                               Class Y               10,182          9,835

                 (This page has been left blank intentionally.)

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                              CLASS A
                                                                ------------------------------------------------------------------
                                                                                                            FOR THE
                                                                 FOR THE       FOR THE                       YEARS
                                                                   YEAR          YEAR                        ENDED
                                                                   ENDED         ENDED                    FEBRUARY 28,
                                                                FEBRUARY 28,  FEBRUARY 29,    ------------------------------------
                                                                    2001          2000          1999          1998          1997
                                                                ------------  ------------    --------      --------      --------
Net asset value, beginning of year ............................   $  10.17      $  11.18      $  11.39      $  10.91      $  11.02
                                                                  --------      --------      --------      --------      --------
Net investment income .........................................       0.52          0.51          0.52          0.51          0.52
Net realized and unrealized gains (losses) from
  investments and futures .....................................       0.84         (0.95)         0.11          0.48         (0.11)
                                                                  --------      --------      --------      --------      --------
Net increase (decrease) from investment operations ............       1.36         (0.44)         0.63          0.99          0.41
                                                                  --------      --------      --------      --------      --------
Dividends from net investment income ..........................      (0.52)        (0.51)        (0.52)        (0.51)        (0.52)
Distributions from net realized gains from
  investment transactions .....................................         --         (0.06)        (0.32)           --            --
                                                                  --------      --------      --------      --------      --------
Total dividends and distributions to shareholders .............      (0.52)        (0.57)        (0.84)        (0.51)        (0.52)
                                                                  --------      --------      --------      --------      --------
Net asset value, end of year ..................................   $  11.01      $  10.17      $  11.18      $  11.39      $  10.91
                                                                  ========      ========      ========      ========      ========
Total investment return (1) ...................................      13.66%        (3.96)%        5.90%         9.26%         3.92%
                                                                  ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of year (000's) ...............................   $ 96,013      $ 99,668      $119,266      $120,804      $127,040
Expenses to average net assets, net of waivers from adviser ...       0.75%         0.75%         0.83%         0.98%         0.97%
Expenses to average net assets, before waivers from adviser ...       0.95%         0.95%         0.96%         0.98%         0.97%
Net investment income to average net assets, net of waivers
  from adviser ................................................       4.85%         4.85%         4.59%         4.56%         4.85%
Net investment income to average net assets, before waivers
  from adviser ................................................       4.65%         4.65%         4.46%         4.56%         4.85%
Portfolio turnover rate .......................................          9%           24%           45%          107%           73%

----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included.

                            CLASS B                                                        CLASS C
--------------------------------------------------------------   --------------------------------------------------------------
                                          FOR THE                                                         FOR THE
  FOR THE       FOR THE                    YEARS                   FOR THE       FOR THE                   YEARS
    YEAR          YEAR                     ENDED                     YEAR          YEAR                    ENDED
   ENDED         ENDED                  FEBRUARY 28,                ENDED         ENDED                 FEBRUARY 28,
FEBRUARY 28,  FEBRUARY 29,  ----------------------------------   FEBRUARY 28,  FEBRUARY 29,  ----------------------------------
    2001         2000         1999         1998         1997         2001         2000         1999         1998         1997
  --------     --------     --------     --------     --------     --------     --------     --------     --------     --------
  $  10.18     $  11.18     $  11.39     $  10.92     $  11.03     $  10.17     $  11.17     $  11.38     $  10.90     $  11.02
  --------     --------     --------     --------     --------     --------     --------     --------     --------     --------
      0.44         0.43         0.43         0.42         0.44         0.46         0.46         0.46         0.45         0.47
      0.84        (0.94)        0.11         0.47        (0.11)        0.84        (0.94)        0.11         0.48        (0.12)
  --------     --------     --------     --------     --------     --------     --------     --------     --------     --------
      1.28        (0.51)        0.54         0.89         0.33         1.30        (0.48)        0.57         0.93         0.35
  --------     --------     --------     --------     --------     --------     --------     --------     --------     --------
     (0.44)       (0.43)       (0.43)       (0.42)       (0.44)       (0.46)       (0.46)       (0.46)       (0.45)       (0.47)

        --        (0.06)       (0.32)          --           --           --        (0.06)       (0.32)          --           --
  --------     --------     --------     --------     --------     --------     --------     --------     --------     --------
     (0.44)       (0.49)       (0.75)       (0.42)       (0.44)       (0.46)       (0.52)       (0.78)       (0.45)       (0.47)
  --------     --------     --------     --------     --------     --------     --------     --------     --------     --------
  $  11.02     $  10.18     $  11.18     $  11.39     $  10.92     $  11.01     $  10.17     $  11.17     $  11.38     $  10.90
  ========     ========     ========     ========     ========     ========     ========     ========     ========     ========
     12.79%       (4.60)%       5.06%        8.33%        3.14%       13.09%       (4.36)%       5.35%        8.71%        3.30%
  ========     ========     ========     ========     ========     ========     ========     ========     ========     ========

  $  9,584     $ 10,547     $ 13,756     $ 16,783     $ 20,943     $ 15,839     $ 16,237     $ 18,682     $ 16,522     $ 17,624
      1.52%        1.52%        1.59%        1.75%        1.74%        1.26%        1.26%        1.33%        1.50%        1.49%
      1.72%        1.72%        1.72%        1.75%        1.74%        1.46%        1.46%        1.47%        1.50%        1.49%

      4.08%        4.06%        3.81%        3.79%        4.08%        4.34%        4.34%        4.08%        4.05%        4.34%

      3.88%        3.86%        3.68%        3.79%        4.08%        4.14%        4.14%        3.94%        4.05%        4.34%
         9%          24%          45%         107%          73%           9%          24%          45%         107%          73%

PAINEWEBBER CALIFORNIA TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                        CLASS Y
                                                                                 --------------------------------------------------
                                                                                   FOR THE      FOR THE      FOR THE    FEBRUARY 5,
                                                                                    YEAR         YEAR         YEAR         1998+
                                                                                    ENDED        ENDED        ENDED       THROUGH
                                                                                 FEBRUARY 28, FEBRUARY 29, FEBRUARY 28, FEBRUARY 28,
                                                                                    2001         2000         1999         1998
                                                                                   ------       ------       ------       ------
Net asset value, beginning of period .........................................     $10.17       $11.18       $11.38       $11.42
                                                                                   ------       ------       ------       ------
Net investment income ........................................................       0.55         0.54         0.55         0.04
Net realized and unrealized gains (losses) from investments and futures ......       0.84        (0.95)        0.12        (0.04)
                                                                                   ------       ------       ------       ------
Net increase (decrease) from investment operations ...........................       1.39        (0.41)        0.67         0.00
                                                                                   ------       ------       ------       ------
Dividends from net investment income .........................................      (0.55)       (0.54)       (0.55)       (0.04)
Distributions from net realized gains from investment transactions ...........         --        (0.06)       (0.32)          --
                                                                                   ------       ------       ------       ------
Total dividends and distributions to shareholders ............................      (0.55)       (0.60)       (0.87)       (0.04)
                                                                                   ------       ------       ------       ------
Net asset value, end of period ...............................................     $11.01       $10.17       $11.18       $11.38
                                                                                   ======       ======       ======       ======
Total investment return (1) ..................................................      13.98%       (3.73)%       6.28%       (0.34)%
                                                                                   ======       ======       ======       ======
Ratios/Supplemental data:
Net assets, end of period (000's) ............................................     $  470       $  356       $  312       $  114
Expenses to average net assets, net of waivers from adviser ..................       0.48%        0.48%        0.55%        0.76%*
Expenses to average net assets, before waivers from adviser ..................       0.68%        0.68%        0.71%        0.76%*
Net investment income to average net assets, net of waivers from adviser .....       5.11%        5.16%        4.87%        5.07%*
Net investment income to average net assets, before waivers from adviser .....       4.91%        4.96%        4.71%        5.07%*
Portfolio turnover rate ......................................................          9%          24%          45%         107%

----------

+     Commencement of issuance of shares.

*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized.

                 (This page has been left blank intentionally.)

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                              CLASS A
                                                                ------------------------------------------------------------------
                                                                                                           FOR THE
                                                                  FOR THE       FOR THE                     YEARS
                                                                   YEAR          YEAR                       ENDED
                                                                   ENDED         ENDED                    FEBRUARY 28,
                                                                FEBRUARY 28,  FEBRUARY 29,    ------------------------------------
                                                                    2001          2000          1999          1998          1997
                                                                -----------   -----------     --------      --------      --------
Net asset value, beginning of year ............................   $   9.86      $  10.88      $  10.96      $  10.39      $  10.29
                                                                  --------      --------      --------      --------      --------
Net investment income .........................................       0.54          0.55          0.55          0.55          0.56
Net realized and unrealized gains (losses) from
  investments and futures .....................................      (0.08)        (0.96)        (0.07)         0.57          0.10
                                                                  --------      --------      --------      --------      --------
Net increase (decrease) from investment operations ............       0.46         (0.41)         0.48          1.12          0.66
                                                                  --------      --------      --------      --------      --------
Dividends from net investment income ..........................      (0.54)        (0.55)        (0.55)        (0.55)        (0.56)
Distributions from net realized gains from
  investment transactions .....................................         --         (0.06)        (0.01)           --            --
                                                                  --------      --------      --------      --------      --------
Total dividends and distributions to shareholders .............      (0.54)        (0.61)        (0.56)        (0.55)        (0.56)
                                                                  --------      --------      --------      --------      --------
Net asset value, end of year ..................................   $   9.78      $   9.86      $  10.88      $  10.96      $  10.39
                                                                  ========      ========      ========      ========      ========
Total investment return (1) ...................................       4.78%        (3.91)%        4.80%        11.06%         6.61%
                                                                  ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of year (000's) ...............................   $ 46,896      $ 62,568      $ 66,771      $ 59,288      $ 52,593
Expenses to average net assets, net of waivers from adviser ...       1.08%         1.05%         1.12%         1.22%         1.15%
Expenses to average net assets, before waivers from adviser ...       1.20%         1.05%         1.12%         1.22%         1.15%
Net investment income to average net assets, net of waivers
  from adviser ................................................       5.46%         5.27%         5.02%         5.15%         5.49%
Net investment income to average net assets, before waivers
  from adviser ................................................       5.34%         5.27%         5.02%         5.15%         5.49%
Portfolio turnover rate .......................................          9%           19%           26%           22%           64%

----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included.

                            CLASS B                                                        CLASS C
--------------------------------------------------------------   --------------------------------------------------------------
                                          FOR THE                                                         FOR THE
  FOR THE       FOR THE                    YEARS                   FOR THE       FOR THE                   YEARS
    YEAR          YEAR                     ENDED                     YEAR          YEAR                    ENDED
   ENDED         ENDED                  FEBRUARY 28,                ENDED         ENDED                 FEBRUARY 28,
FEBRUARY 28,  FEBRUARY 29,  ----------------------------------   FEBRUARY 28,  FEBRUARY 29,  ----------------------------------
    2001         2000         1999         1998         1997         2001         2000         1999         1998         1997
-----------   -----------   -------      -------      -------    -----------   -----------   -------      -------      -------
  $  9.85      $ 10.87      $ 10.96      $ 10.39      $ 10.29      $  9.85      $ 10.88      $ 10.96      $ 10.39      $ 10.29
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
     0.46         0.47         0.47         0.47         0.48         0.49         0.50         0.49         0.50         0.51

    (0.07)       (0.96)       (0.08)        0.57         0.10        (0.07)       (0.97)       (0.07)        0.57         0.10
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
     0.39        (0.49)        0.39         1.04         0.58         0.42        (0.47)        0.42         1.07         0.61
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
    (0.46)       (0.47)       (0.47)       (0.47)       (0.48)       (0.49)       (0.50)       (0.49)       (0.50)       (0.51)
    (0.06)       (0.01)                       --           --           --        (0.06)       (0.01)          --           --
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
    (0.46)       (0.53)       (0.48)       (0.47)       (0.48)       (0.49)       (0.56)       (0.50)       (0.50)       (0.51)
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
  $  9.78      $  9.85      $ 10.87      $ 10.96      $ 10.39      $  9.78      $  9.85      $ 10.88      $ 10.96      $ 10.39
  =======      =======      =======      =======      =======      =======      =======      =======      =======      =======
     4.09%       (4.65)%       3.87%       10.23%        5.82%        4.36%       (4.49)%       4.25%       10.51%        6.08%
  =======      =======      =======      =======      =======      =======      =======      =======      =======      =======

  $11,597      $13,999      $18,675      $18,097      $19,427      $16,229      $19,819      $24,355      $21,982      $16,967
     1.82%        1.81%        1.88%        1.98%        1.90%        1.57%        1.55%        1.62%        1.72%        1.66%
     1.96%        1.81%        1.88%        1.98%        1.90%        1.71%        1.55%        1.62%        1.72%        1.66%
     4.69%        4.48%        4.24%        4.39%        4.73%        4.95%        4.76%        4.52%        4.64%        4.98%

     4.55%        4.48%        4.24%        4.39%        4.73%        4.81%        4.76%        4.52%        4.64%        4.98%

        9%          19%          26%          22%          64%           9%          19%          26%          22%          64%

PAINEWEBBER MUNICIPAL HIGH INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                        CLASS Y
                                                                                 --------------------------------------------------
                                                                                   FOR THE      FOR THE      FOR THE    FEBRUARY 5,
                                                                                    YEAR         YEAR         YEAR         1998+
                                                                                    ENDED        ENDED        ENDED       THROUGH
                                                                                 FEBRUARY 28, FEBRUARY 29, FEBRUARY 28, FEBRUARY 28,
                                                                                    2001         2000         1999         1998
                                                                                 -----------  -----------  -----------  -----------
Net asset value, beginning of period ..........................................    $ 9.86       $10.88       $10.97       $10.98
                                                                                   ------       ------       ------       ------
Net investment income .........................................................      0.56         0.57         0.58         0.04
Net realized and unrealized losses from investments and futures ...............     (0.07)       (0.96)       (0.08)       (0.01)
                                                                                   ------       ------       ------       ------
Net increase (decrease) from investment operations ............................      0.49        (0.39)        0.50         0.03
                                                                                   ------       ------       ------       ------
Dividends from net investment income ..........................................     (0.56)       (0.57)       (0.58)       (0.04)
Distributions from net realized gains from investment transactions ............        --        (0.06)       (0.01)          --
                                                                                   ------       ------       ------       ------
Total dividends and distributions to shareholders .............................     (0.56)       (0.63)       (0.59)       (0.04)
                                                                                   ------       ------       ------       ------
Net asset value, end of period ................................................    $ 9.79       $ 9.86       $10.88       $10.97
                                                                                   ======       ======       ======       ======
Total investment return (1) ...................................................      5.06%       (3.73)%       4.96%       (0.09)%
                                                                                   ======       ======       ======       ======
Ratios/Supplemental data:
Net assets, end of period (000's) .............................................    $  156       $  242       $  414       $   56
Expenses to average net assets, net of waivers from adviser ...................      0.90%        0.86%        0.87%        1.00%*
Expenses to average net assets, before waivers from adviser ...................      1.04%        0.86%        0.87%        1.00%*
Net investment income to average net assets, net of waivers from adviser ......      5.61%        5.45%        5.28%        5.44%*
Net investment income to average net assets, before waivers from adviser ......      5.47%        5.45%        5.28%        5.44%*
Portfolio turnover rate .......................................................         9%          19%          26%          22%

----------

+     Commencement of issuance of shares.

*     Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

                 (This page has been left blank intentionally.)

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                              CLASS A
                                                                  ----------------------------------------------------------------
                                                                                                           FOR THE
                                                                  FOR THE       FOR THE                     YEARS
                                                                   YEAR          YEAR                       ENDED
                                                                   ENDED         ENDED                    FEBRUARY 28,
                                                                FEBRUARY 28,  FEBRUARY 29,    ------------------------------------
                                                                    2001          2000          1999          1998          1997
                                                                -----------   -----------     --------      --------      --------
Net asset value, beginning of year ............................   $   9.99      $  11.03      $  11.12      $  10.66      $  10.71
                                                                  --------      --------      --------      --------      --------
Net investment income .........................................       0.47          0.48          0.53          0.51          0.51
Net realized and unrealized gains (losses) from
  investments and futures .....................................       0.74         (0.95)         0.15          0.46         (0.05)
                                                                  --------      --------      --------      --------      --------
Net increase (decrease) from investment operations ............       1.21         (0.47)         0.68          0.97          0.46
                                                                  --------      --------      --------      --------      --------
Dividends from net investment income ..........................      (0.47)        (0.48)        (0.53)        (0.51)        (0.51)
Distributions from net realized gains from
  investment transactions .....................................         --         (0.09)        (0.24)           --            --
                                                                  --------      --------      --------      --------      --------
Total dividends and distributions to shareholders .............      (0.47)        (0.57)        (0.77)        (0.51)        (0.51)
                                                                  --------      --------      --------      --------      --------
Net asset value, end of year ..................................   $  10.73      $   9.99      $  11.03      $  11.12      $  10.66
                                                                  ========      ========      ========      ========      ========
Total investment return (1) ...................................      12.39%        (4.33)%        6.24%         9.36%         4.49%
                                                                  ========      ========      ========      ========      ========
Ratios/Supplemental data:
Net assets, end of year (000's) ...............................   $ 24,572      $ 22,810      $ 27,171      $ 23,694      $ 23,160
Expenses to average net assets, net of waivers from adviser ...       1.02%         1.02%         1.02%         1.02%         1.02%
Expenses to average net assets, before waivers from adviser ...       1.39%         1.34%         1.27%         1.28%         1.50%
Net investment income to average net assets, net of waivers
  from adviser ................................................       4.51%         4.56%         4.46%         4.74%         4.91%
Net investment income to average net assets, before waivers
  from adviser ................................................       4.14%         4.24%         4.21%         4.48%         4.42%
Portfolio turnover rate .......................................          3%           19%           44%           34%           40%

----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included.

                            CLASS B                                                        CLASS C
--------------------------------------------------------------   --------------------------------------------------------------
                                          FOR THE                                                         FOR THE
  FOR THE       FOR THE                    YEARS                   FOR THE       FOR THE                   YEARS
    YEAR          YEAR                     ENDED                     YEAR          YEAR                    ENDED
   ENDED         ENDED                  FEBRUARY 28,                ENDED         ENDED                 FEBRUARY 28,
FEBRUARY 28,  FEBRUARY 29,  ----------------------------------   FEBRUARY 28,  FEBRUARY 29,  ----------------------------------
    2001         2000         1999         1998         1997         2001         2000         1999         1998         1997
-----------   -----------   -------      -------      -------    -----------   -----------   -------      -------      -------
  $  9.99      $ 11.03      $ 11.12      $ 10.65      $ 10.71      $ 10.00      $ 11.04      $ 11.12      $ 10.66      $ 10.71
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
     0.39         0.40         0.44         0.43         0.44         0.42         0.42         0.47         0.46         0.46

     0.74        (0.95)        0.15         0.47        (0.06)        0.73        (0.95)        0.16         0.46        (0.05)
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
     1.13        (0.55)        0.59         0.90         0.38         1.15        (0.53)        0.63         0.92         0.41
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
    (0.39)       (0.40)       (0.44)       (0.43)       (0.44)       (0.42)       (0.42)       (0.47)       (0.46)       (0.46)

    (0.09)       (0.24)                       --           --           --        (0.09)       (0.24)          --           --
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
    (0.39)       (0.49)       (0.68)       (0.43)       (0.44)       (0.42)       (0.51)       (0.71)       (0.46)       (0.46)
  -------      -------      -------      -------      -------      -------      -------      -------      -------      -------
  $ 10.73      $  9.99      $ 11.03      $ 11.12      $ 10.65      $ 10.73      $ 10.00      $ 11.04      $ 11.12      $ 10.66
  =======      =======      =======      =======      =======      =======      =======      =======      =======      =======
    11.56%       (5.05)%       5.40%        8.65%        3.62%       11.72%       (4.80)%       5.78%        8.82%        3.98%
  =======      =======      =======      =======      =======      =======      =======      =======      =======      =======

  $ 2,458      $ 3,692      $ 6,013      $ 7,829      $ 9,462      $ 8,532      $ 9,344      $11,802      $12,966      $13,786
     1.77%        1.77%        1.77%        1.77%        1.76%        1.52%        1.52%        1.52%        1.52%        1.52%
     2.14%        2.09%        2.02%        2.05%        2.27%        1.89%        1.83%        1.77%        1.78%        2.04%

     3.79%        3.77%        3.70%        3.99%        4.16%        4.03%        4.06%        3.97%        4.24%        4.41%

     3.42%        3.45%        3.45%        3.70%        3.65%        3.66%        3.75%        3.72%        3.98%        3.89%
        3%          19%          44%          34%          40%           3%          19%          44%          34%          40%

PAINEWEBBER NEW YORK TAX-FREE INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                                          CLASS Y
                                                                                        --------------------------------------------
                                                                                                                         FOR THE
                                                                                          FOR THE         FOR THE         PERIOD
                                                                                           YEAR            YEAR        MAY 21, 1998+
                                                                                           ENDED           ENDED          THROUGH
                                                                                        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,
                                                                                            2001            2000            1999
                                                                                        ------------    ------------    ------------
Net asset value, beginning of period ..............................................        $ 9.99          $11.03          $11.08

Net investment income .............................................................          0.50            0.50            0.40
Net realized and unrealized gains (losses) from investments and futures ...........          0.74           (0.95)           0.19
                                                                                           ------          ------          ------
Net increase (decrease) from investment operations ................................          1.24           (0.45)           0.59
                                                                                           ------          ------          ------
Dividends from net investment income ..............................................         (0.50)          (0.50)          (0.40)
Distributions from net realized gains from investment transactions ................            --           (0.09)          (0.24)
                                                                                           ------          ------          ------
Total dividends and distributions to shareholders .................................         (0.50)          (0.59)          (0.64)
                                                                                           ------          ------          ------
Net asset value, end of period ....................................................        $10.73          $ 9.99          $11.03
                                                                                           ------          ------          ------
Total investment return (1) .......................................................         12.67%          (4.10)%          5.39%
                                                                                           ------          ------          ------
Ratios/Supplemental data:
Net assets, end of period (000's) .................................................        $   98          $   65          $   21
Expenses to average net assets, net of waivers from adviser .......................          0.77%           0.77%           0.77%*
Expenses to average net assets, before waivers from adviser .......................          1.10%           1.05%           1.03%*
Net investment income to average net assets, net of waivers from adviser ..........          4.75%           4.92%           4.71%*
Net investment income to average net assets, before waivers from adviser ..........          4.42%           4.64%           4.44%*
Portfolio turnover rate ...........................................................             3%             19%             44%

----------

+    Commencement of issuance of shares.

*    Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

UBS PAINEWEBBER

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Mutual Fund Trust--PaineWebber California Tax-Free Income Fund PaineWebber Municipal Series

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of PaineWebber Mutual Fund Trust--PaineWebber California Tax-Free Income Fund and PaineWebber Municipal Series (comprising PaineWebber Municipal High Income Fund and PaineWebber New York Tax-Free Income Fund) (the "Trusts") as of February 28, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of Feburary 28, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Mutual Fund Trust--PaineWebber California Tax-Free Income Fund, and each of the respective funds constituting PaineWebber Municipal Series at February 28, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Ernst & Young LLP


New York, New York
April 10, 2001

UBS PAINEWEBBER

TAX INFORMATION (UNAUDITED)

     We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (February 28, 2001), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year were derived from the following sources:

                                         CALIFORNIA     MUNICIPAL      NEW YORK
                                           TAX-FREE        HIGH        TAX-FREE
              PER SHARE DATA:            INCOME FUND   INCOME FUND   INCOME FUND
              ---------------            -----------   -----------   -----------
TAX-EXEMPT INCOME*
   Class A ...........................      0.5193        0.5383        0.4706
   Class B ...........................      0.4378        0.4636        0.3951
   Class C ...........................      0.4646        0.4885        0.4189
   Class Y ...........................      0.5487        0.5551        0.4963
ALTERNATIVE MINIMUM TAX ..............       13.57%        42.84%        16.98%

----------

*     Federally exempt interest dividends

     All exempt interest dividends paid by California Tax-Free Income Fund and New York Tax-Free Income Fund were exempt from California state income tax and New York state and city income tax, respectively.

     Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2001. The second notification, which reflects the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2002. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

================================================================================

TRUSTEES
E. Garrett Bewkes, Jr.                  Meyer Feldberg
CHAIRMAN                                George W. Gowen
                                        Frederic V. Malek
Margo N. Alexander                      Carl W. Schafer
Richard Q. Armstrong                    Brian M. Storms
Richard R. Burt

PRINCIPAL OFFICERS

Brian M. Storms                         Paul H. Schubert
PRESIDENT                               VICE PRESIDENT AND TREASURER

Amy R. Doberman                         Elbridge T. Gerry III
VICE PRESIDENT                          VICE PRESIDENT

Dianne E. O'Donnell                     William W. Veronda
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A UBS PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.


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